Non-current assets held for sale	12 Months Ended
Dec. 31, 2017
Non-current assets held for sale
Non-current assets held for sale

37Non-current assets held for sale

	2017	2016

Losango Project
Biological assets	284,217	284,217
Property, plant and equipment - substantially land	305,632	305,632
Others	8,408	8,408

(-) Disposals (Note 1(b))	(598,257)

		598,257

Upon classification as assets held for sale, the carrying amount of the assets held for sale was compared to their estimated fair values less cost of sale, and no impairment losses were recognized.

The Company assumed indemnification commitments with respect to potential losses, as agreed in the corresponding sale agreements which have specific limits, period for the indemnification commitments and procedures for the other party to require the indemnification.